Financial Instruments and Risk Management - Disclosure of Financial Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	$ 347,873	$ 396,898
Financial Liabilities at Amortised Cost | Borrowings
Disclosure of financial liabilities [line items]
Financial Liabilities at amortized cost	190,936	269,870
Financial Liabilities at Amortised Cost | Trade Payables and Acceptances Excluding Value Added Tax and Other Tax Payables
Disclosure of financial liabilities [line items]
Financial Liabilities at amortized cost	70,927	114,475
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category | Senior Convertible Notes at Fair Value through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	86,010
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category | Derivatives at Fair Value Through Profit of Loss
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss		$ 12,553